SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Professional services	$ 1,309,163	$ 976,301
Other	403,233	120,149
Total	$ 1,712,396	$ 1,096,450